Submission	Nov. 22, 2024
Submission [Line Items]
Central Index Key	0000731802
Registrant Name	Atmos Energy Corp
Registration File Number	333-283563
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES